Statutory Information (Tables)	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Schedule of Reconciliations of Net Income and Stockholder's Equity
Reconciliations of net income and stockholder’s equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

	Net Income			Stockholder's Equity
	2019	2018	2017	2019	2018
Based on SAP	$2.5	$5.0	$6.3	$44.7	$48.2
Investment valuation difference	—	(0.1)	—	3.2	1.9
Deferred taxes	0.1	(0.1)	(1.8)	(0.3)	—
Deferred gain on disposal of businesses and gains on disposal of businesses	(1.0)	(2.6)	(2.0)	(1.3)	(1.5)
Other differences	—	(0.2)	0.4	0.9	0.7
Based on GAAP	$1.6	$2.0	$2.9	$47.2	$49.3